LEASES (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2022	Dec. 31, 2020
Leases
SCHEDULE OF FUTURE MINIMUM PAYMENTS UNDER LONG-TERM NON-CANCELABLE OPERATING LEASES

The Company’s future minimum payments under long-term non-cancelable operating leases are as follows:

	As of June 30, 2022	As of December 31, 2021
Within 1 year	230,687	249,384
After 1 year but within 5 years	471,843	311,561
Total lease payments	702,530	560,945
Less: imputed interest	(48,927)	(107,237)
Total lease obligations	653,603	453,708
Less: current obligations	(204,017)	(162,178)
Long-term lease obligations	449,586	291,530

The Company’s future minimum payments under long-term non-cancelable operating leases are as follows:

	As of Dec 31, 2020	As of Dec 31, 2019
Within 1 year	295,108	184,612
After 1 year but within 5 years	477,773	250,729
Total lease payments	772,881	435,341
Less: imputed interest	(60,793)	(19,571)
Total lease obligations	712,088	415,770
Less: current obligations	(270,556)	(173,292)
Long-term lease obligations	441,532	242,478

SCHEDULE OF OTHER INFORMATION OF OPERATING LEASES

Other information:

	For the six months ended
	June 30, 2022	June 30, 2021
Cash paid for amounts included in the measurement of lease liabilities:
Operating cash flow from operating lease	113,152	160,857
Right-of-use assets obtained in exchange for operating lease liabilities	651,279	608,147
Remaining lease term for operating leases (years)	2.75 to 3.25	0.75 to 4.25
Weighted average discounted rate for operating leases	4.75%	4.75%

Other information:

	For year ended
	Dec 31, 2020	Dec 31, 2019
Cash paid for amounts included in the measurement of lease liabilities:
Operating cash flow from operating lease	302,788	162,560
Right-of-use assets obtained in exchange for operating lease liabilities	720,867	197,524
Remaining lease term for operating lease (years)	1.25 to 4.58	1.25 to 2.67
Weighted average discount rate for operating lease	4.75%	4.75%